Stock Based Compensation Plans: (Details Text) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Percent of issued and outstanding common shares permitted for the grant of stock options	10.00%
Max duration in which options can be granted	10 years
Options available for grant	517,983
Option grants	1.6	3.8
non cash compensation expense	$ 2.7	$ 2.7	$ 0.1
Compensation expense related to unvested options remains to be recognized over the remaining vesting period.	0.4
The weighted average grant date fair value of options granted	$ 1.22	$ 1.23
Restricted stock granted	0.7	0.2	0.9
Non-cash compensation expense for restricted stock	2.1	1.4	0.5
Directors and officers unvested retention units	1.4575
Other employee unvested retention units	0.315
The minimum value of these units, based on the grant date value of the Class A shares	$ 7.7